General and administrative expense and Termination benefits	12 Months Ended
Dec. 31, 2024
General and administrative expenses [Abstract]
General and administrative expense and Termination benefits
28 General and administrative expense and Termination benefits
General and administrative expense
General and administrative expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Staff Costs	60,845	45,147	41,107
Occupancy Costs	2,500	2,099	1,359
Professional fees	11,952	11,278	10,206
Travel and entertainment	3,458	2,172	2,290
Office and related expenses	8,905	6,020	4,576
Bank fees & payment costs	778	650	736
Bad debt expense	6,211	212	989
Tax expense / (reversal)	11,214	(8,018)	(2,921)
Provisions for liabilities and other charges	195	1,745	300
Depreciation and amortization	11,464	9,806	8,160
Other general and administrative expense	4,689	3,314	3,124
General and administrative expense	122,211	74,425	69,926
Staff costs expense includes share options and stock units granted to eligible employees of USD 6,541 thousand (2023: USD 5,276 thousand and 2022: USD 8,240 thousand).
Tax expense / (reversal), refers to tax expense / (reversal) other than income tax and is comprised of the following:

	As of December 31,
In thousands of USD	2022	2023	2024
Withholding taxes	4,952	(6,398)	(4,624)
VAT	3,020	(2,999)	(1,446)
Other taxes	3,242	1,378	3,149
Total	11,214	(8,018)	(2,921)
General and administrative expenses for the year includes a tax expense reversal of USD 9.9 million (2023: USD 18.6 million and 2022: USD 2.3 million) primarily resulting from the resolution of tax audits in certain jurisdictions where the Group operates. The resolution of these matters has provided clarity on the tax treatment of intercompany transactions, contributing to reduced tax uncertainty for the Group's operations in the relevant markets. The beneficial impact in tax expenses related to the release of tax provisions is described in Note 22.
As of December 31, 2024 Other general and administrative expense includes USD 3,055 thousand (2023: USD 3,192 thousand and 2022: USD 4,274 thousand) for insurance premiums.
Termination benefits
As of December 31, 2022, termination benefits relate to redundancy expenses amounting to USD 3,706 thousand as a result of an announced and significant action in the fourth quarter of 2022 to streamline the Group's organizational structure and reduce the Group's headcount. Regular termination benefits incurred as part of the recurring operating cycle of the business are recorded by function under Staff costs and amounted to USD 3,127 thousand as of December 31, 2024 (2023: USD 3,076 thousand and 2022: USD 326 thousand).